Financial result (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income
Interest on short-term investments	R$ 50.6	R$ 37.6
Federal tax installment payment program	28.8
Other	15.4	13.5
Total Financial income	94.8	51.1	R$ 43.2
Financial expenses
Interest on loans	(278.8)	(399.9)
Interest on factoring credit card and travel agencies receivables	(36.2)	(97.7)
Interest on other operations	(110.4)	(115.6)
Guarantee commission	(24.9)	(31.0)
Loan costs amortization	(36.6)	(33.8)
Other	(37.1)	(53.2)
Total financial expenses	(524.0)	(731.2)	R$ (685.9)
Derivative financial instruments, net	(90.4)	10.8
Foreign exchange result, net	57.9	179.7
Net financial expenses	R$ (461.7)	R$ (489.6)